SHARE CAPITAL AND SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital And Sharebased Payments Tables Abstract
Schedule of Stock Options

	Underlying Shares	Weighted Average Exercise Price (C$)

Stock options outstanding and exercisable, January 1, 2017	1,978,500	$2.24
Granted	1,475,000	$1.98
Cancelled / Forfeited	(122,500)	$2.54
Exercised	(20,000)	$1.62
Stock options outstanding and exercisable, December 31, 2017	3,311,000	$2.12
Granted	497,500	$1.30
Cancelled / Forfeited	(497,500)	$2.14
Expired	(306,000)	$1.61
Exercised	(87,500)	$1.61
Stock options outstanding, December 31, 2018	2,917,500	$2.04
Stock options exercisable, December 31, 2018	2,576,250	$2.14

Schedule of Stock Options Outsanding and Exercisable

		Outstanding		Exercisable
Expiry Date	Price (C$)	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Options Outstanding	Weighted Average Remaining Contractual Life (Years)
September 19, 2019	$1.90	570,000	0.72	570,000	0.72
December 22, 2019	$1.90	30,000	0.98	30,000	0.98
September 2, 2021	$2.95	552,500	2.67	552,500	2.67
September 20, 2022	$1.98	1,295,000	3.72	1,295,000	3.72
October 6, 2022	$1.98	15,000	3.77	15,000	3.77
August 28, 2023	$1.30	455,000	4.66	113,750	4.66
		2,917,500	3.06	2,576,250	2.84

Schedule of fair value of options granted

	2018		2017		2016
Weighted average assumptions:
Risk-free interest rate		2.25%		1.80%		0.69%
Expected dividend yield		0%		0%		0%
Expected option life (years)		5.00		5.00		5.00
Expected stock price volatility		60.26%		68.24%		65.13%
Weighted average fair value at grant date	$	C0.53	$	C1.14	$	C1.60

Schedule of Basic Earnings Per Share and Diluted Earnings Per Share

	2018	2017 (Note 3)	2016 (Note 3)

Net income (loss) for the period	$1,626	$2,522	$2,016
Basic weighted average number of shares outstanding	56,851,626	52,523,454	42,695,999
Effect of dilutive share options, warrants, and RSUs	3,149,011	796,555	1,095,452
Diluted weighted average number of shares outstanding	60,000,637	53,320,009	43,791,451
Basic earnings per share	$0.03	$0.05	$0.05
Diluted earnings per share	$0.03	$0.05	$0.05